UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-04722

FMI Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 226-4555
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2009

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund
April 24, 2009

Dear Fellow Shareholders:

In our last several letters to you, we have commented about both the difficult economic and capital markets we have experienced for the past eighteen months; in this environment, little changed in the first three months of 2009.  The economy continued to worsen, unemployment continued to rise, both consumer and investor confidence are close to all-time lows, corporate profitability virtually disappeared in the fourth quarter, and the markets continued their downward trend.  There is now little doubt that this recession will be the worst we’ve experienced since the 1930s.  Against this backdrop, Scott and his team have positioned the portfolio very defensively, to the benefit of all shareholders, and have done an exceptional job preserving assets in the most difficult market environment of the past fifty years. Achieving superior long-term investment returns dictates that one must do well and protect one’s investments in the difficult economic and stock market periods, which Scott and his team have done.

Once the economic and market environments become more definable and stop deteriorating, our equity exposure will increase accordingly.  As always, we thank you very much for your continued support of, and investment in the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave. • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

April 14, 2009

Dear Fellow FMI Provident Trust Strategy Shareholders,

FMI Provident Trust Strategy Fund (FMIRX) lost 2.46%(1) for the three months ended March, versus the S&P 500’s 11.01% decline.  The Fund’s 70% cash/fixed income allocation aided our return while our equity holdings performed in-line with the S&P.  Over the past five years, the Fund gained 2.31% per year compared to -4.76% annually for the S&P 500.

During the quarter, profit expectations for 2009 S&P 500 earnings plummeted to $45-$55 after 4Q 2008 earnings posted a loss for the first time since the S&P’s 1935 inception.  Based on a $50 S&P 500 2009 EPS, the stock market currently trades at 16x, the middle of our 14-18x 2009 P/E range but a more modest 14x our $60 2010 profit outlook.  FMIRX is positioned for an S&P 500 2009 range of 700-900, an unemployment rate above 10% and the possibility of a 10% cumulative GDP decline.  Our $50 2009 profit expectation is significantly below our $80 October 2008 estimate.

We manage FMIRX for investor (not investment) returns, placing a premium on keeping shareholders through bad times so they can participate in good times.  Since the October 2007 market peak, domestic equity mutual fund assets plunged -57%, including massive net client outflows, while FMIRX assets grew modestly.  We remain committed to the greater return power of common stocks (6% per year above inflation since 1900), and look forward to being fully invested as earnings, housing and credit conditions stop deteriorating.

Thank you for your investment in and support of the FMI Provident Trust Strategy Fund.

Best regards,

J. Scott Harkness, CFA
Portfolio Manager

(1)	The average total returns of the FMI Provident Trust Strategy Fund for 1 year, and annualized 5-year and 10-year periods ended March 31, 2009 were -18.54%, 2.31% and 0.25%, respectively.

FMI Provident Trust Strategy Fund
COST DISCUSSION

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Industry Sectors as of March 31, 2009

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/08	Value 3/31/09	Period* 10/01/08-3/31/09
FMI Provident Trust Strategy Fund Actual	$1,000.00	$831.60	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2008 and March 31, 2009).

FMI Provident Trust Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009 (Unaudited)

ASSETS:
Investments in securities, at value (cost $65,546,282)	$62,909,000
Receivable from shareholders for purchases	758,121
Receivable from investments sold	408,246
Dividends and interest receivable	249,334
Cash	78,240
Total assets	$64,402,941
LIABILITIES:
Payable to brokers for securities purchased	$554,578
Payable to adviser for management and administrative fees	36,555
Payable to shareholders for redemptions	27,080
Other liabilities	113
Total liabilities	618,326
NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares authorized; 10,724,207 shares outstanding	73,084,176
Net unrealized depreciation on investments	(2,637,282)
Accumulated net realized loss on investments	(6,581,135)
Distributions in excess of net investment income	(81,144)
Net assets	63,784,615
Total liabilities and net assets	$64,402,941
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($63,784,615 ÷ 10,724,207 shares outstanding)	$5.95

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Cost	Value
LONG-TERM INVESTMENTS — 41.5% (a)
COMMON STOCKS — 29.7% (a)
CONSUMER SERVICES SECTOR — 2.8%
	Other Consumer Services — 2.8%
36,645	DeVry, Inc.	$1,839,629	$1,765,556
FINANCE SECTOR — 3.2%
	Investment Banks/Brokers — 3.2%
131,190	Charles Schwab Corp.	1,997,019	2,033,445
HEALTH SERVICES SECTOR — 4.2%
	Health Industry Services — 4.2%
42,310	Express Scripts, Inc.*	1,272,090	1,953,453
29,470	Pharmaceutical Product
	Development, Inc.	974,774	699,028
		2,246,864	2,652,481
INDUSTRIAL SERVICES SECTOR — 5.9%
	Contract Drilling — 2.6
74,315	Helmerich & Payne, Inc.	2,147,800	1,692,153
	Engineering & Construction — 3.3%
53,775	Jacobs Engineering
	Group Inc.*	2,100,672	2,078,941
RETAIL TRADE SECTOR — 3.1%
	Home Improvement Chains — 3.1%
61,515	Fastenal Co.	1,796,214	1,978,015
TECHNOLOGY SERVICES SECTOR — 8.7%
	Information Technology Services — 8.7%
152,845	Cognizant Technology
	Solutions Corp.*	4,783,953	3,177,648

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

Shares or
Principal
Amount		Cost	Value
LONG-TERM INVESTMENTS — 41.5% (a) (Continued)
COMMON STOCKS — 29.7% (a) (Continued)
TECHNOLOGY SERVICES SECTOR — 8.7% (Continued)
	Information Technology Services — 8.7% (Continued)
89,810	Infosys Technologies
	Ltd. SP-ADR	$3,685,018	$2,391,640
		8,468,971	5,569,288
TRANSPORTATION SECTOR — 1.8%
	Trucking — 1.8%
78,990	Heartland Express, Inc.	1,168,335	1,169,842
	Total common stocks	21,765,504	18,939,721
CORPORATE BONDS — 11.8% (a)
$2,200,000	BellSouth Corp.,
	4.75%, due 11/15/12	2,150,440	2,239,587
2,140,000	ConocoPhillips,
	4.75%, due 2/01/14	2,161,655	2,219,831
745,000	The Coca-Cola Co.,
	3.625%, due 3/15/14	741,658	757,756
2,281,000	Hewlett-Packard Co.,
	4.75%, due 6/02/14	2,284,244	2,306,597
	Total corporate bonds	7,337,997	7,523,771
	Total long-term
	investments	29,103,501	26,463,492
SHORT-TERM INVESTMENTS — 57.1% (a)
	Federal Agencies — 31.4%
5,500,000	Federal Home Loan Bank,
	3.00%, due 4/02/09	5,500,403	5,500,403
550,000	Federal Farm Credit Bank,
	3.50%, due 4/15/09	550,658	550,658
4,000,000	Federal Home Loan Bank,
	0.17%, due 4/20/09	3,999,226	3,999,226
3,005,000	Federal Home Loan Bank,
	2.625%, due 4/30/09	3,010,335	3,010,335
1,100,000	Federal Home Loan Bank,
	0.30%, due 5/07/09	1,099,665	1,099,665
871,000	Federal National
	Mortgage Association,
	4.20%, due 6/08/09	877,112	876,888
2,980,000	Federal Home Loan Bank,
	5.25%, due 6/19/09	3,010,620	3,011,737
2,000,000	Federal Home Loan Bank,
	0.20%, due 6/26/09	1,999,044	1,998,840
	Total federal agencies	20,047,063	20,047,752
	U.S. Treasury Securities — 25.7%
3,355,000	U.S. Treasury Bills, 0.15% — 0.29%,
	due 5/14/09	3,354,397	3,354,397
1,150,000	U.S. Treasury Bills, 0.15%, due 6/04/09	1,149,693	1,149,607
1,000,000	U.S. Treasury Bills, 0.18%, due 6/11/09	999,645	999,610
10,900,000	U.S. Treasury Bills, 0.23% — 0.32%,
	due 7/02/09	10,891,983	10,894,142
	Total U.S. treasury
	securities	16,395,718	16,397,756
	Total short-term
	investments	36,442,781	36,445,508
	Total investments
	— 98.6%	$65,546,282	62,909,000
	Cash and receivables, less
	liabilities — 1.4% (a)		875,615
	TOTAL NET
	ASSETS — 100.0%		$63,784,615

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR–American Depositary Receipts
The accompanying notes to financial statements are an integral part of this schedule.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Six Month Period Ending March 31, 2009 (Unaudited)

INCOME:
Dividends	$83,515
Interest	175,118
Total income	258,633
EXPENSES:
Management fees	191,277
Transfer agent fees	38,939
Administrative and accounting services	38,348
Professional fees	24,938
Registration fees	17,313
Printing and postage expense	9,590
Custodian fees	8,447
Board of Directors fees	6,500
Insurance expense	4,883
Other expenses	4,905
Total expenses before reimbursement	345,140
Less expenses reimbursed by adviser	(74,005)
Net expenses	271,135
NET INVESTMENT LOSS	(12,502)
NET REALIZED LOSS ON INVESTMENTS	(4,083,252)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	(5,663,164)
NET LOSS ON INVESTMENTS	(9,746,416)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,758,918)

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ending March 31, 2009 (Unaudited) and For the Year Ended September 30, 2008

	2009	2008
OPERATIONS:
Net investment (loss) income	$(12,502)	$380,744
Net realized loss on investments	(4,083,252)	(1,750,694)
Net decrease in unrealized appreciation on investments	(5,663,164)	(5,186,475)
Net decrease in net assets from operations	(9,758,918)	(6,556,425)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.0306 and $0.0790 per share, respectively)	(257,500)	(586,973)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (3,914,582 and 2,034,057 shares, respectively)	23,556,375	15,414,483
Net asset value of shares issued in distributions reinvested (41,099 and 72,733 shares, respectively)	255,180	580,889
Cost of shares redeemed (1,088,116 and 1,665,933 shares, respectively)	(6,508,673)	(12,607,863)
Net increase in net assets derived from Fund share activities	17,302,882	3,387,509
TOTAL INCREASE (DECREASE)	7,286,464	(3,755,889)
NET ASSETS AT THE BEGINNING OF THE PERIOD	56,498,151	60,254,040
NET ASSETS AT THE END OF THE PERIOD (Includes (overdistributed)/undistributed
net investment income of ($81,144) and $176,356, respectively)	$63,784,615	$56,498,151

The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)					For the
	For the					Period From
	Six Month					July 1, 2005 to		Years Ended
	Period Ending		Years Ended September 30,			September 30,		June 30,
	March 31, 2009		2008	2007	2006	2005		2005	2004
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.19		$8.13	$7.46	$7.12	$7.10		$6.56	$5.22
Income from investment operations:
Net investment (loss) income	(0.00	)*	0.05	0.09	0.04	(0.00	)*	(0.02)	(0.03)
Net realized and unrealized
(losses) gains on investments	(1.21)		(0.91)	0.95	0.51	0.25		1.05	1.37
Total from investment operations	(1.21)		(0.86)	1.04	0.55	0.25		1.03	1.34
Less distributions:
Distributions from net investment income	(0.03)		(0.08)	(0.07)	—	—		—	(0.00	)*
Distributions from net realized gains	—		—	(0.30)	(0.21)	(0.23)		(0.49)	—
Total from distributions	(0.03)		(0.08)	(0.37)	(0.21)	(0.23)		(0.49)	(0.00	)*
Net asset value, end of period	$5.95		$7.19	$8.13	$7.46	$7.12		$7.10	$6.56
TOTAL RETURN	(16.84%	)**	(10.69% )	14.47%	7.77%	3.49%	**	16.96%	25.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	63,785		56,498	60,254	35,521	23,100		19,534	8,187
Ratio of expenses (after reimbursement)
to average net assets (a)	1.00%	***	1.00%	1.00%	1.00%	1.00%	***	1.20%	1.20%
Ratio of net investment (loss) income
to average net assets (b)	(0.05%	)***	0.67%	1.17%	0.51%	(0.05%	)***	(0.28% )	(0.54%	)
Portfolio turnover rate	60%		78%	52%	84%	8%		38%	49%

(a)
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the six month period ending March 31, 2009, for the years ended September 30, 2008, 2007 and 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005 and 2004, the ratios would have been 1.27%***, 1.20%, 1.23%, 1.40%, 2.18%***, 1.82% and 1.89%, respectively.

(b)
If the Fund had paid all of its expenses for the six month period ending March 31, 2009, for the years ended September 30, 2008, 2007 and 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005 and 2004, the ratios would have been (0.32%)***, 0.47%, 0.94%,  0.11%, (1.23%)***, (0.90%) and (1.23%), respectively.

*	Amount less than $0.005 per share.
**	Not Annualized.
***	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2009 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. This Company consists of one non-diversified fund – FMI Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

(a)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  Variable rate demand notes are recorded at par value which approximates market value.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”), effective October 1, 2008. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses  various valuation approaches. SFAS No. 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 —	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The securities in the Fund that are classified as Level 1 consist of publicly-traded common stock securities. The securities classified as Level 2 consist of long-term corporate bonds, and short-term federal agencies and treasury securities.

The following table summarizes the Fund’s investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$18,939,721
Level 2 — Other significant observable inputs	43,969,279
Level 3 — Significant unobservable inputs	—
Total	$62,909,000

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(e)
The Fund may own investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(f)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(h)
No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(i)
Effective March 31, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of Wisconsin.  As of March 31, 2009, open Federal and Wisconsin tax years include the tax years ended September 30, 2005 through 2008.  The Fund has no examinations in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2009.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	The Fund changed its fiscal year from June 30 to September 30 in 2005.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has entered into a management agreement with Fiduciary Management, Inc. (“FMI”), with whom certain officers and a director of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets and 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

The Adviser entered into a sub-advisory agreement with Provident Trust Company (“PTC”) to assist it in the day-to-day management of the Fund.  PTC determines which securities will be purchased, retained or sold for the Fund.  The Adviser pays PTC a fee equal to 0.60% of the daily net assets up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund.  For the six month period ending March 31, 2009, there were no contractual reimbursements required.  In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.00% of the Fund’s daily net assets.  These reimbursements amounted to $74,005 for the six month period ending March 31, 2009.  PTC in turn, pays to FMI 80% of the amount reimbursed by FMI.

The Fund has an administrative agreement with FMI to supervise all aspects of the Fund’s operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.20% on the first $25,000,000 of the daily net assets of the Fund, 0.10% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

The Fund has entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund’s daily net assets or the actual

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009 (Unaudited)

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties — (Continued)

distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2009, no such expenses were incurred.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)	Investment Transactions —

For the six month period ending March 31, 2009, purchases and proceeds of sales of investment securities (excluding short-term securities) were $17,221,302 and $14,241,974, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Depreciation
Investments	Appreciation	Depreciation	on Investments
$65,686,759	$1,861,920	$4,639,679	$2,777,759

The following information for the Fund is presented on an income tax basis as of September 30, 2008:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$53,133,685	$7,012,246	$3,986,364	$3,025,882	$176,356	$ —

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2008 and September 30, 2007, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2016), as of September 30, 2008, and tax basis post-October losses as of September 30, 2008, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2008				September 30, 2007
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$586,973	$ —	$132,119	$2,365,762	$336,652	$1,471,861

The Fund has utilized $745,869 of its post-October losses for the prior year to decrease current year capital gains.

For corporate shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2008 which is designated as qualifying for the dividends received deduction is 99% (unaudited).

For all shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2008 which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 99% (unaudited).

FMI Provident Trust Strategy Fund
ADVISORY AGREEMENT

On December 19, 2008, the Board of Directors of the FMI Provident Trust Strategy Fund (“Directors”) approved the continuation of the Fund’s investment advisory agreement with Fiduciary Management, Inc. and its sub-advisory agreement with Provident Trust Company.  Prior to approving the continuation of the agreements, the Directors considered:

•	the nature, extent and quality of the services provided by Fiduciary Management, Inc. and Provident Trust Company

•	the investment performance of the Fund

•	the cost of the services to be provided and profits to be realized by Fiduciary Management, Inc. and Provident Trust Company from their relationship with the Fund

•	the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

•	the expense ratio of the Fund

•	the manner in which portfolio transactions for the Fund are conducted, including the use of soft dollars

In considering the nature, extent and quality of the services provided by Fiduciary Management, Inc. and Provident Trust Company, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Fiduciary Management, Inc. and Provident Trust Company to the Fund. The Directors concluded that Fiduciary Management, Inc. and Provident Trust Company were providing essential services to the Fund.  In particular, the Directors concluded that Fiduciary Management, Inc. and Provident Trust Company were preparing reports to shareholders in addition to those required by law, and were providing services to the Fund that were in addition to the services investment advisers typically provided non-mutual fund clients.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the agreements.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report that concluded that Fiduciary Management, Inc. was realizing only a small profit from its relationship with the Fund because of the Fund’s small size and the reimbursement being made by Fiduciary Management, Inc.  The Directors also reviewed reports comparing the Fund’s expense ratio and advisory fees paid by the Fund to those of other comparable mutual funds and concluded that the advisory fee paid by the Fund and the Fund’s expense ratio were within the range of comparable mutual funds.  The Directors noted that the investment advisory fee was adjusted if economies of scale were realized as the Fund grew.

Finally, the Directors reviewed reports discussing the manner in which portfolio transactions for the Fund were conducted, including the use of soft dollars.  Based on these reports, the Directors concluded that the research obtained by Provident Trust Company was beneficial to the Fund and that Provident Trust Company was executing the Fund’s portfolio transactions in a manner designed to obtain best execution for the Fund.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
ROBERT C. ARZBAECHER
GORDON H. GUNNLAUGSSON
PAUL S. SHAIN
DONALD S. WILSON

INVESTMENT ADVISER AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated.  As of March 27, 2009, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated.  There were no changes to FMI Mutual Funds’ internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Not applicable.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FMI Mutual Funds, Inc.
Registrant

By        /s/Ted D. Kellner
Ted D. Kellner, Principal Executive Officer

Date  May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FMI Mutual Funds, Inc.
Registrant

By        /s/Ted D. Kellner
Ted D. Kellner, Principal Financial Officer

Date  May 6, 2009